Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
21. Employee Benefit Plans
Employee Benefit Plans
21.

EMPLOYEE BENEFIT PLANS
Emera maintains a number of contributory defined-benefit and defined-contribution pension plans, which cover substantially all of its employees. In addition, the Company provides non-pension benefits for its retirees. These plans cover employees in Nova Scotia, New Brunswick, Newfoundland and Labrador,
Florida, New Mexico, Barbados, Dominica and Grand Bahama Island.

On March 24, 2020, Emera sold
Emera Maine, refer to note 4 for further detail.
Emera’s net periodic benefit cost included the following:
Benefit Obligation and Plan Assets
The changes in benefit obligation and plan assets, and the funded status for all plans were as follows:
For the

Year ended December 31
millions of Canadian dollars 2021 2020
Change in Projected Benefit Obligation
("PBO") and Accumulated Post-
retirement Benefit Obligation ("APBO")
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Balance, January 1 $

2,759 $

339 $

2,822 $

353
Service cost

43 5

46 5
Plan participant contributions 6 4 7 5
Interest cost

67 8

84

10
Benefits paid

(160) (27) (135) (27)
Actuarial gains (losses) (89) (10)

189

52
Settlements and curtailments - - (229) (52)
Foreign currency translation adjustment (2) (1) (25) (7)
Balance, December 31

2,624

318

2,759

339
Change in plan assets
Balance, January 1

2,605

52

2,593

56
Employer contributions

42

21

41

21
Plan participant contributions

6 4 7 5
Benefits paid (160) (27) (135) (27)
Actual return on assets, net of expenses

214 2

310 5
Settlements and curtailments - - (191) (7)
Foreign currency translation adjustment (5) (1) (20) (1)
Balance, December 31

2,702

51

2,605

52
Funded status, end of year

$

78 $ (267) $ (154) $ (287)
The actuarial gains recognized in the period are primarily

due to gains associated with changes in the
discount rate and demographic assumption changes. This was

partially offset by losses associated with
changes in inflation and compensation-related assumptions.
Plans with PBO/APBO in Excess of Plan Assets
The aggregate financial position for all pension plans

where the PBO or APBO (for post-retirement benefit
plans) exceeds the plan assets for the years ended December

31 is as follows:
millions of Canadian dollars 2021 2020
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
PBO/APBO $

140 $

290 $

2,736 $

308
Fair value of plan assets

35 -

2,568 -
Funded status $ (105) $ (290) $ (168) $ (308)
Plans with Accumulated Benefit Obligation (“ABO”) in Excess of Plan Assets
The ABO for the defined benefit pension plans was $ 2,507

million as at December 31, 2021 (2020 –
$ 2,639

million). The aggregate financial position for those

plans with an ABO in excess of the plan assets
for the years ended December 31 is as follows:
millions of Canadian dollars 2021 2020
Defined benefit
pension plans
Defined benefit
pension plans
ABO $

133 $

1,519
Fair value of plan assets

35

1,419
Funded status $ (98) $ (100)
Balance Sheet
The amounts recognized in the Consolidated Balance Sheets

consisted of the following:
As at December 31 December 31
millions of Canadian dollars 2021 2020
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Other current liabilities $ (7) $ (20) $ (4) $ (19)
Long-term liabilities (100) (270) (163) (290)
Other long-term assets

185

23

13

20
Amount included in deferred income tax (8) 1 (4) (1)
AOCI and regulatory assets, net of tax

230

90

443

107
Net amount recognized $

300 $ (176) $

285 $ (183)
Amounts Recognized in AOCI and Regulatory Assets
Unamortized gains and losses and past service costs

arising on post-retirement benefits are recorded in
AOCI or regulatory assets. The following table summarizes

the change in AOCI and regulatory assets:
Regulatory assets
Actuarial
(gains) losses millions of Canadian dollars
Defined Benefit Pension Plans
Balance, January 1, 2021 $

279 $

160
Amortized in current period (24) (21)
Current year addition to AOCI or regulatory assets (61) (109)
Change in foreign exchange rate (2) -
Balance, December 31, 2021 $

192 $

30
Non-pension benefits plans
Balance, January 1, 2021 $

110 $ (4)
Amortized in current period (2) (3)
Current year addition to AOCI or regulatory assets (16) 7
Change in foreign exchange rate (1) -
Balance, December 31, 2021 $

91 $ -
2021 2020
millions of Canadian dollars
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Actuarial losses (gains) $

30
$
-
$

160
$
(4)
Regulatory assets

192

91

279

110
Total

AOCI and regulatory assets before
deferred income taxes

222

91

439

106
Amount included in deferred income tax
assets 8 (1) 4 1
Net amount in AOCI and regulatory assets $

230
$

90
$

443
$

107
Benefit Cost Components
Emera's net periodic benefit cost included the following:
As at Year ended December 31
millions of Canadian dollars 2021 2020
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Service cost $

43 $ 5 $

46 $ 5
Interest cost

67 8

84

10
Expected return on plan assets (132) (1) (141) (1)
Current year amortization of:

Actuarial losses (gains)

21 3

15 -

Past service costs (gains)
- - (1) -

Regulatory assets (liability)

24 2

25 -
Total $

23 $

17 $

28 $

14
The expected return on plan assets is determined based on

the market-related value of plan assets of
$ 2,151

million as at January 1, 2021 (2020 – $
2,476

million), adjusted for interest on certain cash flows
during the year. The market-related value of assets is based on a five-year smoothed asset value. Any investment gains (or losses) in excess of (or less than) the expected return on plan assets are recognized on a straight-line basis into the market-related value of assets over a five-year
period.
Pension Plan Asset Allocations
Emera’s investment policy includes discussion

regarding the investment philosophy,

the level of risk
which the Company is prepared to accept with respect

to the investment of the Pension Funds, and the
basis for measuring the performance of the assets. Central

to the policy is the target asset allocation by
major asset categories. The objective of the target asset allocation is to diversify risk and to achieve asset
returns that meet or exceed the plan’s actuarial

assumptions. The diversification of assets reduces the
inherent risk in financial markets by requiring that assets

be spread out amongst various asset classes.
Within each asset class, a further diversification is undertaken through the investment in a broad range of
investment and non-investment grade securities. Emera’s

target asset allocation is as follows:
Canadian Pension Plans
Asset Class
Target

Range at Market
Short-term securities 0% to 5%
Fixed income 35% to 50%
Equities:

Canadian
12% to 22%

Non-Canadian
30% to 55%
Non-Canadian Pension Plans
Asset Class
Target

Range at Market
Weighted average
Fixed income 30% to 50%
Equities 50% to 70%
Pension Plan assets are overseen by the respective Management

Pension Committees in the sponsoring
companies. All pension investments are in accordance with policies approved by the respective Board of
Directors of each sponsoring company.
The following tables set out the classification of the methodology used by the Company to fair value its
investments:
millions of Canadian dollars NAV Level 1 Level 2 Total Percentage
December 31, 2021
Cash and cash equivalents $ - $ 60 $ - $ 60 2%
Net in-transits - (84) - (84) (3) %
Equity Securities:

Canadian equity
- 97 - 97 4%

US equity

- 366 - 366 14%

Other equity
- 215 - 215 8%
Fixed income securities:

Government
- - 132 132 5%

Corporate
- - 117 117 4%

Other
- 8 3 11 - %
Mutual funds - 86 - 86 3%
Other - 1 (1) - - %
Open-ended investments
measured at NAV

(1)
952 - - 952 35%
Common collective trusts
measured at NAV
(2)
750 - - 750 28%
Total

$ 1,702 $ 749 $ 251 $ 2,702 100%
December 31, 2020
Cash and cash equivalents $ - $

68 $ - $

68 3%
Net in-transits - (99) - (99) (4) %
Equity securities:

Canadian equity
-

154 -

154 6%

US equity

-

380 -

380 15%

Other equity
-

243 -

243 9%
Fixed Income securities:

Government
- -

119

119 5%

Corporate
- -

141

141 5%

Other
-

10 3

13 - %
Mutual funds -

88 -

88 3%
Other - (3) (4) (7) - %
Open-ended investments
measured at NAV

(1)

801 - -

801 31%
Common collective trusts
measured at NAV
(2)

704 - -

704 27%
Total

$

1,505 $

841 $

259 $

2,605 100%
(1) NAV investments are open-ended registered and non-registered mutual funds,

collective investment trusts, or pooled funds.
NAV’s are calculated daily and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds

valued at NAV.

The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external

sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and

foreign issuers while others invest in long duration

U.S. investment grade fixed
income assets and seeks to increase return through

active management of interest rate and

credit risks. The funds honor
subscription and redemption activity regularly.
Refer to note 16 for more information on the fair value

hierarchy and inputs used to measure fair value.
Post-Retirement Benefit Plans
There are no assets set aside to pay for most of the Company’s post-retirement benefit plans. As is
common practice, post-retirement health benefits are paid

from general accounts as required. The
primary exceptions to this is the NMGC Retiree Medical

Plan, which is fully funded.
Investments in Emera
As at December 31, 2021 and 2020, the assets related

to the pension funds and post-retirement benefit
plans do not hold any material investments in Emera or

its subsidiaries securities. However,

as a
significant portion of assets for the benefit plan are held in pooled assets, there may be indirect
investments in these securities.
Cash Flows
The following table shows the expected cash flows for

defined benefit pension and other post-retirement
benefit plans:
millions of Canadian dollars
Defined benefit
pension plans
Non-pension
benefit plans
Expected employer contributions
2022 $

41 $

20
Expected benefit payments
2022

153

21
2023

162

22
2024

162

22
2025

165

22
2026

169

22
2027 – 2031

872

104
Assumptions
The following table shows the assumptions that have been

used in accounting for defined benefit
pension and other post-retirement benefit plans:
2021 2020
(weighted average assumptions)
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Benefit obligation – December 31:
Discount rate - past service 3.05% 2.81% 2.49% 2.48%
Discount rate - future service 3.18% 2.92% 2.64% 2.51%
Rate of compensation increase 3.31% 3.29% 2.89% 3.04%
Health care trend

- initial (next year)
- 5.09% - 5.64%

- ultimate

- 3.77% - 4.35%

- year ultimate reached
2042 2038
Benefit cost for year ended December 31:
Discount rate - past service 2.49% 2.48% 3.17% 3.28%
Discount rate - future service 2.64% 2.51% 3.21% 3.28%
Expected long-term return on plan assets 5.86% - % 6.29% 3.25%
Rate of compensation increase 2.89% 3.04% 3.34% 3.70%
Health care trend

- initial (current year)
- 5.64% - 5.91%

- ultimate

- 4.35% - 4.37%

- year ultimate reached
2038 2038
Actual assumptions used differ by plan.
The expected long-term rate of return on plan assets is based on historical and projected real rates of return for the plan’s current asset allocation, and assumed inflation. A real rate of return is determined for each asset class. Based on the asset allocation, an overall expected real rate of return for all assets is determined. The asset return assumption is equal to the overall real rate of return assumption added to the inflation assumption, adjusted for assumed expenses to be paid from the plan.
The discount rate is based on high-quality long-term corporate bonds, with maturities matching the
estimated cash flows from the pension plan.
Defined Contribution Plan
Emera also provides a defined contribution pension plan for certain employees. The Company’s
contribution for the year ended December 31, 2021 was

$
45

million (2020 – $
45

million).